Property and Equipment	6 Months Ended
Jun. 30, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Property and Equipment
5 Property and Equipment
Movements in the carrying amount of property and equipment were as follows:

In thousands of USD	Buildings	Technical equipment and machinery	Transportation equipment, office equipment and other equipment	Right of use assets - Office and Warehouse	Total
Cost
Balance as of December 31, 2023	2,483	5,263	18,524	20,593	46,863
Additions	139	418	408	6,547	7,512
Lease modifications	—	—	—	(2,803)	(2,803)
Disposals	(613)	(283)	(3,190)	—	(4,086)
Impairment	(111)	—	(126)	—	(237)
Effect of translation	(132)	(548)	(2,640)	(1,932)	(5,252)
Balance as of June 30, 2024	1,766	4,850	12,976	22,405	41,997
Accumulated depreciation
Balance as of December 31, 2023	(1,849)	(3,196)	(13,118)	(14,339)	(32,502)
Depreciation charge	(127)	(394)	(1,179)	(2,178)	(3,878)
Accumulated depreciation on disposals	586	158	2,952	—	3,696
Lease modifications	—	—	—	2,598	2,598
Effect of translation	84	259	1,771	824	2,938
Balance as of June 30, 2024	(1,306)	(3,173)	(9,574)	(13,095)	(27,148)
Carrying amount as of December 31, 2023	634	2,067	5,406	6,254	14,361
Carrying amount as of June 30, 2024	460	1,677	3,402	9,310	14,849
Set out below, are the carrying amounts of the Group’s right-of-use assets and lease liabilities and the movements during the period:

In thousands of USD	Right of use assets	Lease Liabilities
As of December 31, 2023	6,254	6,075
Additions	6,547	5,426
Depreciation	(2,178)	—
Interest expense	—	566
Lease modifications	(205)	(268)
Payments	—	(2,824)
Effect of translation	(1,108)	(726)
As of June 30, 2024	9,310	8,249
During the six months ended on June 30, 2024, the Group’s main additions on Right of use assets include new lease contracts for new warehouse facilities in Nigeria, Morocco, and Egypt as the new office facilities in China and Algeria. Lease modifications are mainly driven by the early termination of warehouse contracts in Egypt and Algeria and by the early termination of office contract in Nigeria. These effects are partially offset by the renewal of warehouse contracts in Senegal.